Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
11. Stock Options

8. Stock Options

The following table summarizes the Company’s stock options:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2020	3,250,000	$0.09
Granted	-	-
Exercised	-	-
Cancelled / forfeited	(25,000)	0.16
Balance, September 30, 2021	3,250,000	$0.09	$-

	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	2.6	0.04	1,500,000	0.04
$0.08	250,000	1.0	0.08	250,000	0.08
$0.13	1,425,000	0.6	0.13	1,425,000	0.13
$0.16	50,000	0.0	0.16	50,000	0.16
	3,250,000	1.8	$0.09	3,250,000	$0.09

During the nine months ended September 30, 2021, the Company did not issue any options to employees. During the nine months ended September 30, 2021 and 2020, the Company recorded $0 and $15,000, respectively, of stock-based compensation expense related to stock option grants. As of September 30, 2021, the Company had no unrecognized compensation expense.

11. Stock Options

The Company established a stock option plan for directors, officers, employees and consultants of the Company (the “Plan”). The purpose of the Plan is to give to directors, officers, employees and consultants of the Company, as additional compensation, the opportunity to participate in the profitability of the Company by granting to such individuals options, exercisable over periods of up to ten (10) years as determined by the board of directors of the Company, to buy shares of the Company at a price equal to the Market Price (as defined) prevailing on the date the option is granted. As of December 31, 2020, there were 4,765,000 shares available under the Plan.

The following table summarizes the activity of the Company’s stock options:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, January 1, 2019	4,190,000	$0.16
Granted	1,500,000	0.04
Exercised	-	-
Cancelled / forfeited	-	-
Balance, December 31, 2019	5,690,000	$0.13	$-
Granted	-	-
Cancelled / forfeited	(2,440,000)	0.19
Balance, December 31, 2020	3,250,000	$0.09	$-
Vested as of December 31, 2020	3,250,000	$0.09	$-
Unvested as of December 31, 2020	-	$-	$-

	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	3.4	0.04	1,500,000	0.04
$0.08	250,000	1.8	0.08	250,000	0.08
$0.13	1,425,000	1.4	0.13	1,425,000	0.13
$0.16	75,000	0.7	0.16	75,000	0.16
	3,250,000	2.3	$0.09	3,250,000	$0.09

During the year ended December 31, 2020, the Company did not issue any options to employees. During the year ended December 31, 2019, the Company issued 1,500,000 options to employees with an estimated fair value per share of $0.04 using the Black-Scholes Option Pricing Model with the following inputs, volatility of 243%, risk-free rate of 2.2%, and an expected term of 5 years. The options vested 25% quarterly over 1 year. During the year ended December 31, 2020 and 2019, the Company recorded $15,000 and $51,000, respectively, of stock-based compensation expense related to stock option grants. As of December 31, 2020, the Company had no unrecognized compensation expense.